Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Asset Acquisition [Abstract]
Acquisitions

3.	Acquisitions
Semnur Acquisition
On March
18
,
2019
, the Company completed the Merger of Semnur. At the closing of the Merger of Semnur, the Company issued to the holders of Semnur’s capital stock and options to purchase Semnur’s common stock, upfront consideration with a value of $
70.0
 million. The upfront consideration was comprised of the following: (a) a cash payment of approximately $
15.0
 million, and (b) $
55.0
 million of shares of the Company’s common stock
(47,039,315
shares issued and
352,972
shares issuable, valued at $
1.16
per share) (the “Stock Consideration”). Following the issuance of the Stock Consideration, Sorrento ownership in the Company diluted to approximately
58
% of the Company’s issued and outstanding capital
stock.
Pursuant to the Merger Agreement, and upon the terms and subject to the conditions contained therein, the Company also agreed to pay the holders of Semnur equity (the “Semnur Equityholders”) up to $
280.0
 million in aggregate contingent cash consideration based on the achievement of certain milestones, comprised of a $
40.0
 million payment that will be due upon obtaining the first approval of a New Drug Application (“NDA”) of

a
 Semnur product by the U.S. Food and Drug Administration (the “FDA”) and additional payments that will be due upon the achievement of certain amounts of net sales of Semnur products, as follows:
(1)
 a $
20.0
 million

payment upon the achievement of $
100.0
 million in cumulative net sales of a Semnur product,
(2)
 a $
20.0
 million payment upon the achievement of $
250.0
 million in cumulative net sales of a Semnur product,
(3)
 a $
50.0
 million payment upon the achievement of $
500.0
 million in cumulative net sales of a Semnur product, and
(4)
 a $
150.0
 million payment upon the achievement of $
750.0
 million in cumulative net sales of a Semnur
product.
On August
7
,
2019
, the Company entered into an amendment to the Merger Agreement to provide that, following the consummation of the Company’s first bona fide equity financing with one
or more third-party financing sources on an arms’ length basis with gross proceeds to the Company of at least $
40.0
 million, certain of the former Semnur optionholders will be paid cash in lieu of:
(1)
 the
352,972
shares of the Company’s common stock otherwise issuable to such former Semnur optionholders pursuant to the Merger Agreement, and
(2)
 any shares that would otherwise be issued to such former Semnur optionholders upon release of shares held in escrow pursuant to the Merger Agreement, with such shares in each case valued at $
1.16
per share. The amendment resulted in a reclassification of $
0.4
 million from additional
paid-in
capital to accrued
liabilities.
In
March 2019
, the Semnur Equityholders that received the Stock Consideration were required to sign an Exchange and Registration Rights Agreement with the Company (the “Exchange Agreement”). Pursuant to the Exchange Agreement, and upon the terms and subject to the conditions contained therein, if within
18
months following the closing of the Merger,
100
% of the outstanding equity of the Company has not been acquired by a third party or the Company has not entered into a definitive agreement with respect to, or otherwise consummated, a firmly underwritten offering of the Company capital stock on a major stock exchange that meets certain requirements, then holders of the Stock Consideration may collectively elect to exchange, during the
60-day
period commencing the date that is the
18
month anniversary of the Closing (the “Share Exchange”), the Stock Consideration for shares of Sorrento’s common stock with a value of $
55.0
 million based on a price per share of Sorrento’s common stock equal to the greater of (a) the
30-day
trailing volume weighted average price of
one
share of Sorrento’s common stock as reported on The Nasdaq Stock Market LLC as of the consummation of the Share Exchange and (b) $
5.55
(subject to adjustment for any stock dividend, stock split, stock combination, reclassification or similar transaction) (the “Exchange Price”). Pursuant to an amendment to the Exchange Agreement entered into by Sorrento on September
28
,
2020
, on October
9
,
2020
, Sorrento paid $
55.0
 million in cash to the Semnur Equityholders in lieu of issuing $
55.0
 million of shares of Sorrento’s common stock at the Exchange Price. Following the completion of the Share Exchange and as of December
31
,
2020
, Sorrento held approximately
82.3
% of the outstanding common stock of the Company. On January
29
,
2021
, Sorrento acquired additional shares of the Company, resulting in Sorrento holding approximately
99.97
% of the outstanding common stock of the
Company.
The
March 2019
transaction was accounted for as an asset acquisition since substantially all the value of the gross assets was concentrated in the single asset,
SP-102.
As a result, approximately $
75.3
 million was expensed as a component of acquired
in-process
research and development during the year ended
December 31, 2019.
No
contingent consideration was recorded as of September
30
,
2022
and December
31
,
2021
since the related regulatory approval milestones are not deemed probable until they actually occur.
SP-104
Acquisition
On May
12
,
2022
, the Company entered into a bill of sale and assignment and assumption agreement (the “Bill of Sale”), with Sorrento. Pursuant to the Bill of Sale, Sorrento sold, conveyed, assigned and transferred to the Company all of its rights, title and interest in and to Sorrento’s Delayed Burst Release Low Dose Naltrexone
(“DBR-LDN”)
asset and intellectual property rights, for the treatment of chronic pain, fibromyalgia and chronic post- COVID syndrome (collectively, the
“SP-104
Assets”). These assets had previously been acquired by Sorrento from Aardvark Therapeutics, Inc. (“Aardvark”) in
April 2021
pursuant to an asset purchase agreement
(the “Aardvark Asset Purchase Agreement”). Pursuant to the Bill of Sale, the Company assumed all of Sorrento’s rights, liabilities and obligations under the Aardvark Asset Purchase Agreement (the
“SP-104
Acquisition”).
As consideration for the
SP-104
Acquisition, the Company issued a promissory note in the aggregate principal amount of $
5.0
 million to Sorrento (the “
2022
Promissory Note”). Upon issuance of the note, the Company recorded a related party note payable liability of $
4.1
 million, net of discount, with an offset to additional paid in capital, given the common control relationship between Sorrento and the Company. The
2022
Promissory Note matures
seven years
from the date of issuance and bears interest at the rate equal to the lesser of (a)
2.66
% simple interest per annum and (b) the maximum interest rate permitted under law. The
2022
Promissory Note is payable in cash, shares of the Company’s common stock or any combination thereof, at the Company’s sole discretion, and may be prepaid in whole or in part at any time without penalty.
As the successor to the Aardvark Asset Purchase Agreement, the Company is obligated to pay Aardvark (i) $
3,000,000
, upon initial approval by the FDA of a new drug application for the
SP-104
Assets (which amount may be paid in shares of the Company’s common stock or cash, in the Company’s sole discretion) (the “Development Milestone Payment”) and (ii) $
20,000,000
, in cash, upon achievement of certain net sales by the Company of a commercial product that uses the
SP-104
Assets.
The Company will also pay Aardvark certain royalties in the single digits based on percentages of annual net sales by the Company of a commercial product that uses the
SP-104
Assets. The transaction was accounted for as an asset acquisition as substantially all the value of the gross assets was concentrated in a single asset,
SP-104
Assets. The contingent milestones and sale volume-based future royalties were determined to meet a scope exception for derivative under ASC Topic
815
, Derivatives and Hedging, and will not be recognized until the contingencies are realized in accordance with the Company’s accounting policy for contingent consideration in an asset acquisition.
No
contingent consideration was recognized at September
30
,
2022.
Tien-Li
Lee, MD, a member of the board of directors of the Company, is the founder and chief executive officer of Aardvark. Kim D. Janda, Ph.D., a member of the Board of Directors of Sorrento, is a member of the advisory board of
Aardvark.
GLOPERBA License Agreement
On June
14
,
2022
, the Company entered into a license agreement (the “Romeg License Agreement”) with RxOmeg Therapeutics, LLC (a/k/a Romeg Therapeutics, Inc.) (“Romeg”). Pursuant to the Romeg License Agreement, among other things, Romeg granted the Company (a) a transferable license, with the right to sublicense, under the patents and know-how
specified therein (with such license to
know-how
being exclusive for the limited purposes specified therein) to (i) commercialize the pharmaceutical product comprising liquid formulations of colchicine for the prophylactic treatment of gout in adult humans (the “Initial Licensed Product” or “GLOPERBA”) in the United States of America (including its territories) (the “Territory”), (ii) develop other products comprising the Initial Licensed Product as an active pharmaceutical ingredient (the “Licensed Products”) and commercialize any such products and (iii) manufacture Licensed Products anywhere in the world, solely for commercialization in the Territory and (b) an exclusive, transferable license, with right to sublicense, to use the trademark GLOPERBA and logos, designs, translations, and modifications thereof in connection with the commercialization of the Initial Licensed Product solely in the Territory. The Initial Licensed Product, GLOPERBA, was approved and made available in the
United States in 2020.
As consideration
for the license under the Romeg License Agreement, the Company paid Romeg an up-front
license fee of $
2.0
 million, and has agreed to pay Romeg (a) upon the Company’s achievement of certain net sales milestones, certain milestone payments in the aggregate amount of up to $
13.0
 million, (b) certain royalties in the
mid-single
digit to
low-double
digit percentages based on annual net sales of the Licensed Product by the Company during the applicable royalty term under the Romeg License Agreement, and (c) minimum quarterly royalty payments totaling $
7.1
 million commencing on the first year anniversary of the
effective date of the Romeg License Agreement and ending on the later of (i) expiration of the last to expire of the licensed patents covering the Licensed Products in the Territory or (ii) the tenth anniversary of the effective date of the Romeg License Agreement.
The transaction was accounted for as an asset acquisition since substantially all the value of the gross assets was concentrated in a single asset, which is the Initial Licensed Product. In connection with the Romeg License Agreement, the Company recorded an intangible asset for acquired licenses of $
5.7
 million, which is comprised of the upfront license fee of $
2.0
 million and a deferred consideration of $
3.7
 million that is the present value of the future minimum royalty payments and immaterial transaction costs. The contingent s ale
s milestones and sales volume-based future royalties were determined to meet a scope exception for derivative under ASC Topic
815
, and will not be recognized until the contingencies are realized.
No
contingent consideration was recognized as a liability or included in the fair value of the asset as of September
30
,
2022
. The Company determined the useful life of the intangible asset to be approximately
15 years
, which approximates the life of the licensed patents covering the Initial Licensed Product.

4.	Semnur Acquisition
On March
 18, 2019, the Company completed the Merger. At the closing of the Merger, the Company issued to the holders of Semnur’s capital stock and options to purchase Semnur’s common stock, upfront consideration with a value of $70.0 million. The upfront consideration was comprised of the following: (a) a cash payment of approximately $15.0 million, and (b) $55.0 million of shares of the Company’s common stock (47,039,315 shares issued and 352,972 shares issuable, valued at $1.16 per share) (the “Stock Consideration”). Following the issuance of the Stock Consideration, Sorrento ownership in the Company diluted to approximately 58% of the Company’s issued and outstanding capital stock.
Pursuant to the
Merger Agreement, and upon the terms and subject to the conditions contained therein, the Company also agreed to pay the Semnur Equityholders up to $280.0 million in aggregate contingent cash consideration based on the achievement of certain milestones, comprised of a $40.0 million payment that will be due upon obtaining the first approval of a New Drug Application (“NDA”) of a Semnur product by the U.S. Food and Drug Administration (the “FDA”) and additional payments that will be due upon the achievement of certain amounts of net sales of Semnur products, as follows: (1) a $20.0 million payment upon the achievement of $100.0 million in cumulative net sales of a Semnur product, (2) a $20.0 million payment upon the achievement of $250.0 million in cumulative net sales of a Semnur product, (3) a $50.0 million payment upon the achievement of $500.0 million in cumulative net sales of a Semnur product, and (4) a $150.0 million payment upon the achievement of $750.0 million in cumulative net sales of a Semnur product.
On August 7, 2019, the Company
entered into an amendment to the Merger Agreement to provide that, following the consummation of the Company’s first bona fide equity financing with one or more third-party financing sources on an arms’ length basis with gross proceeds to the Company of at least $
40.0
 million, certain of the former Semnur optionholders will be paid cash in lieu of: (1) the
352,972
shares of the Company’s common stock otherwise issuable to such former Semnur optionholders pursuant to the Merger Agreement, and (2) any shares that would otherwise be issued to such former Semnur optionholders upon release of shares held in escrow pursuant to the Merger Agreement, with such shares in each case valued at $
1.16
per share. The amendment resulted in a reclassification of $
0.4
 million from additional
paid-in
capital to accrued liabilities.
In March 2019, the
Semnur Equityholders that received the Stock Consideration were required to sign an Exchange and Registration Rights Agreement with the Company (the “Exchange Agreement”).Pursuant to the Exchange Agreement, and upon the terms and subject to the conditions contained therein, if within
18
 months

following the closing of the Merger,
100
% of the outstanding equity of the Company has not been acquired by a third party or the Company has not entered into a definitive agreement with respect to, or otherwise consummated, a firmly underwritten offering of the Company capital stock on a major stock exchange that meets certain requirements, then holders of the Stock Consideration may collectively elect to exchange, during the
60-day
period commencing the date that is the
18
month anniversary of the Closing (the “Share Exchange”), the Stock Consideration for shares of Sorrento’s common stock with a value of $
55.0
 million based on a price per share of Sorrento’s common stock equal to the greater of (a) the
30-day
trailing volume weighted average price of one share of Sorrento’s common stock as reported on The Nasdaq Stock Market LLC as of the consummation of the Share Exchange and (b) $
5.55
(subject to adjustment for any stock dividend, stock split, stock combination, reclassification or similar transaction) (the “Exchange Price”). Pursuant to an amendment to the Exchange Agreement entered into by Sorrento on September
28
,
2020
, on October
9
,
2020
, Sorrento paid $
55.0
 million in cash to the Semnur Equityholders in lieu of issuing $
55.0
 million of shares of Sorrento’s
common stock at the Exchange Price. Following the completion of the Share Exchange and as of December 31, 2020, Sorrento held approximately 82.3% of the outstanding common stock of the Company. On January 29, 2021, Sorrento acquired additional shares of the Company, resulting in Sorrento holding approximately 99.97% of the outstanding common stock of the
Company.
The transaction was accounted for as an asset acquisition since substantially all the value of the gross assets was concentrated in the single asset,
SP-102.
As a result, approximately $
75.3

million was expensed as a component of acquired
in-process
research and development during the year ended December 31, 2019.
No
contingent consideration was recorded as of December
31
,
2021
and
2020
since the related regulatory approval milestones are not deemed probable until they actually occur.